Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and its NEOs’ pay.

The use of the term “compensation actually paid” (CAP) is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table (SCT) reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, for our CEO and the average compensation actually paid to our non-CEO NEOs, CAP was calculated by adjusting the Summary Compensation Table Total values for the applicable year. For 2024, these amounts were determined using the adjustments as described in the footnotes to the following table.

					Value of Initial Fixed $100 Investment Based On:			Company Selected Measure
Year(1)	SCT Total Compensation for CEO ($)	Compensation Actually Paid to CEO(5) ($)	Average SCT Total Compensation to Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Cumulative TSR(2)	Peer Group Cumulative TSR(2)	Net Income (thousands) ($)	Revenue (thousands) ($)
2024	$2,012,189	$2,403,369	$817,026	$1,130,212	$574.48	$128.84	$49,192	$534,792
2023	$1,708,986	$1,909,317	$1,015,217	$1,416,031	$463.18	$76.87	$73,831	$639,813
2022	$825,075	$1,098,573	$784,722	$873,491	$226.84	$43.20	$52,689	$654,233
2021	$873,612	$892,574	$556,990	$566,911	$87.67	$88.24	$24,821	$543,494

1.

The other NEOs (besides our CEO, Mr. Bernstein) were Messrs. Tuweiq and Bittner (all years), Messrs. Dawson and Lai (2024 only), Mr. Ackerman (2023, 2022 and 2021 only), Ms. Kozlovsky (2023 only), Mr. Cheung (2022 and 2021 only) and Mr. Brosious (2021 only).

2.	CAP reflects the “Total” compensation reported in the SCT for the applicable year, adjusted as set forth in the tables below for our CEO and for our non-CEO NEOs, respectively.
3.

Total shareholder returns ("TSRs") are based on an initial $100 investment, measured on a cumulative basis over 1, 2, 3, & 4 year performance periods. Bel Fuse's TSR reflects class B shares only. The Peer Group comprises of Nasdaq-listed stocks (SIC 3670-3679 US + Foreign) in Electronic Components & Accessories. We use this Peer Group in the stock performance graph included in our Annual Report on Form 10-K.

4.	“Net income” is equivalent to “Net earnings” as reported in the Company’s financial statements.
5.	The following table describes the adjustments, each of which is required by Item 402(v), to calculate the CAP Amounts shown in the table above:

PEO Total Compensation Amount	$ 2,012,189	$ 1,708,986	$ 825,075	$ 873,612
PEO Actually Paid Compensation Amount	$ 2,403,369	1,909,317	1,098,573	892,574
Adjustment To PEO Compensation, Footnote
	2024
	CEO	Average of Non-CEO NEOs
Summary Compensation Table	$2,012,189	$817,026
Less: The amount shown as Stock Awards in the SCT	(611,895)	(280,205)
Plus: Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	906,007	414,888
Plus (Minus) Year-Over-Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years	94,200	147,188
Plus: Fair Value of Equity Awards Granted and Vested in the Year	-	-
Plus (Minus): Year-Over-Year Change in Fair Market Value of Awards Granted in Prior Years that Vested in the Year	23,355	16,670
Minus: Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	-	-
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(20,487)	-
Plus: Aggregate Service Cost and Prior Service Costs for Pension Plans	-	14,645
Compensation Actually Paid (as calculated)	$2,403,369	$1,130,212

Non-PEO NEO Average Total Compensation Amount	$ 817,026	1,015,217	784,722	556,990
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,130,212	1,416,031	873,491	566,911
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Total Shareholder Return

Relative TSR is not a metric in our compensation plan. As a result, CAP for our CEO and Other NEOs is not directly influenced by TSR. The relationship between CAP and TSR is demonstrated by the following graph, as required by SEC rules:

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

Net income is not a metric in our compensation plan. As a result, CAP for our CEO and Other non-CEO NEOs is not directly influenced by net income. The relationship between CAP and net income is demonstrated by the following graph, as required:

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Revenue

Revenue is a component of the Compensation Committee’s assessment of financial performance, driving annual and long-term pay outcomes going forward. As a result, CAP for our CEO and Other NEOs is influenced by Revenue, as demonstrated by the following graph:

Tabular List, Table
Financial Performance Measures

We did not use any GAAP-derived financial performance measures outside of Net Income in 2021 to link CAP to Named Executive Officers during such fiscal year to our performance. The following table lists the two financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our NEOs to Company performance in 2022, 2023, and 2024:

Revenue
Adjusted EBITDA*

*Adjusted EBITDA is a non-GAAP financial measure. For additional information regarding derivation, utilization and application of this measure in connection with our Incentive Compensation Program for 2024, please see the Compensation Discussion & Analysis section above.

Total Shareholder Return Amount	$ 574.48	463.18	226.84	87.67
Peer Group Total Shareholder Return Amount	128.84	76.87	43.2	88.24
Net Income (Loss)	$ 49,192,000	$ 73,831,000	$ 52,689,000	$ 24,821,000
Company Selected Measure Amount	534,792,000	639,813,000	654,233,000	543,494,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA*
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (20,487)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(611,895)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	906,007
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,200
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,355
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,645
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(280,205)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	414,888
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	147,188
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,670
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0